Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 68.4% of Net Assets
	France — 2.5%
66,645	LVMH Moet Hennessy Louis Vuitton SE	$54,151,518
143,992	Vinci SA	18,120,706
		72,272,224
	Japan — 1.9%
1,903,561	Nomura Research Institute Ltd.	55,284,607
	Netherlands — 2.0%
78,974	ASML Holding NV	59,616,484
	Sweden — 2.8%
4,727,855	Atlas Copco AB, Class A	81,466,190
	Taiwan — 1.7%
2,562,000	Taiwan Semiconductor Manufacturing Co. Ltd.	49,117,481
	United Kingdom — 2.2%
924,772	Halma PLC	26,888,569
305,278	London Stock Exchange Group PLC	36,087,378
		62,975,947
	United States — 55.3%
183,870	Accenture PLC, Class A	64,521,822
63,180	Adobe, Inc.(a)	37,693,188
494,841	Airbnb, Inc., Class A(a)	67,367,654
619,372	Alphabet, Inc., Class A(a)	86,520,075
646,064	Amazon.com, Inc.(a)	98,162,964
67,490	BlackRock, Inc.	54,788,382
89,954	Costco Wholesale Corp.	59,376,836
167,900	Cummins, Inc.	40,223,803
230,797	Danaher Corp.	53,392,578
189,900	Diamondback Energy, Inc.	29,449,692
98,343	Goldman Sachs Group, Inc.	37,937,779
190,235	Home Depot, Inc.	65,925,939
205,525	IQVIA Holdings, Inc.(a)	47,554,374
294,634	JPMorgan Chase & Co.	50,117,243
199,132	Linde PLC	81,785,504
189,710	Mastercard, Inc., Class A	80,913,212
48,828	Mettler-Toledo International, Inc.(a)	59,226,411
412,020	NIKE, Inc., Class B	44,733,011
103,139	NVIDIA Corp.	51,076,496
62,638	O'Reilly Automotive, Inc.(a)	59,511,111
108,378	Parker-Hannifin Corp.	49,929,745
113,710	Roper Technologies, Inc.	61,991,281
231,049	S&P Global, Inc.	101,781,705
241,867	Salesforce, Inc.(a)	63,644,882
147,922	Schneider Electric SE	29,777,613
165,465	Texas Instruments, Inc.	28,205,164
87,520	Trane Technologies PLC	21,346,128
137,580	UnitedHealth Group, Inc.	72,431,743
76,939	Veralto Corp.	6,329,002
		1,605,715,337
	Total Common Stocks (Identified Cost $1,556,540,009)	1,986,448,270

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 29.8%

Non-Convertible Bonds — 27.6%
	Australia — 1.5%
$2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	$2,689,997
10,700,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	6,708,807
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(b)	633,719
16,470,000	Glencore Funding LLC, 6.500%, 10/06/2033(b)	17,955,895
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(b)	4,110,227
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027(b)	3,598,885
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	6,421,067
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025(b)	92,624
		42,211,221
	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev SA, EMTN, 2.000%, 1/23/2035, (EUR)	2,714,606
	Brazil — 0.7%
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	847,185
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,385,452
2,600,000	Brazil Government International Bonds, 6.000%, 10/20/2033	2,600,508
53,329 (c)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2031, (BRL)	10,865,019
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(b)	591,682
835,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(b)	875,912
575,000	Raizen Fuels Finance SA, 5.300%, 1/20/2027(b)	573,413
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,208,540
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	482,372
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	983,303
		21,413,386
	Canada — 1.2%
1,235,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	1,107,670
315,983	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(b)	286,287
665,880	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(b)	598,300
505,000	Antares Holdings LP, 3.750%, 7/15/2027(b)	455,001
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(b)	1,123,509
305,000	Antares Holdings LP, 7.950%, 8/11/2028(b)	315,524
2,300,000	Bank of Montreal, 5.266%, 12/11/2026	2,331,618
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,089,263
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,386,547

Principal Amount (‡)	Description	Value (†)

	Canada — continued
$1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	$977,543
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,020,232
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, (EUR)(b)	869,286
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,299,699
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,325,518
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,163,093
92,976	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, (CAD)(b)	69,994
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,319,698
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,378,122
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,086,911
1,675,000	Toronto-Dominion Bank, MTN, 1.150%, 6/12/2025	1,585,502
2,735,000	Toronto-Dominion Bank, Series FXD, 1.950%, 1/12/2027	2,526,607
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(b)	1,556,300
		35,872,224
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	469,989
975,000	Antofagasta PLC, 5.625%, 5/13/2032	980,030
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(b)	2,189,554
950,000	Celulosa Arauco y Constitucion SA, 4.500%, 8/01/2024	938,384
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	863,518
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,299,585
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(b)	1,743,868
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(b)	474,816
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(b)	1,665,180
525,000	Enel Chile SA, 4.875%, 6/12/2028	518,715
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,311,265
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(b)	922,000
1,120,000	Transelec SA, 4.250%, 1/14/2025(b)	1,098,431
		16,475,335
	China — 0.0%
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031(b)	539,056
	Colombia — 0.5%
1,395,000	Colombia Government International Bonds, 3.125%, 4/15/2031	1,134,329
575,000	Colombia Government International Bonds, 3.875%, 4/25/2027	547,782
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,350,435
7,073,300,000	Colombia TES, Series B, 6.250%, 11/26/2025, (COP)	1,731,027
29,559,900,000	Colombia TES, Series B, 7.500%, 8/26/2026, (COP)	7,290,548
Principal Amount (‡)	Description	Value (†)

	Colombia — continued
$2,536,000	Ecopetrol SA, 5.875%, 5/28/2045	$2,003,072
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(b)	1,105,756
		15,162,949
	Czech Republic — 0.1%
1,525,000	CEZ AS, EMTN, 0.875%, 12/02/2026, (EUR)	1,556,364
1,120,000	CEZ AS, EMTN, 3.000%, 6/05/2028, (EUR)	1,205,491
		2,761,855
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,415,538
	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(b)	1,987,200
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(b)	1,050,068
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(b)	592,867
995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(b)	996,781
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027(b)	444,253
		5,071,169
	Ecuador — 0.1%
4,275,000	Ecuador Government International Bonds, 6.000%, 7/31/2030	1,975,538
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(b)	199,644
890,000	BNP Paribas SA, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026(b)	849,545
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(b)	1,302,807
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,031,453
1,015,000	Societe Generale SA, 4.750%, 11/24/2025(b)	993,999
		4,377,448
	Germany — 0.3%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,500,810
870,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	714,196
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,890,052
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,356,580
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026(b)	1,369,300
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	259,905
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	281,520
		9,372,363
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(b)	911,904
	India — 0.4%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,590,251
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(b)	2,330,957

Principal Amount (‡)	Description	Value (†)

	India — continued
$1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(b)	$1,154,975
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(b)	2,298,001
2,420,000	Shriram Finance Ltd., 4.400%, 3/13/2024	2,402,600
		10,776,784
	Indonesia — 0.2%
50,092,000,000	Indonesia Treasury Bonds, Series FR75, 7.500%, 5/15/2038, (IDR)	3,479,340
43,840,000,000	Indonesia Treasury Bonds, Series FR82, 7.000%, 9/15/2030, (IDR)	2,906,247
		6,385,587
	Ireland — 0.2%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,824,220
3,710,000	Ireland Government Bonds, Zero Coupon, 0.000%-0.029%, 10/18/2031, (EUR)(d)	3,426,507
		6,250,727
	Israel — 1.1%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032(b)	1,187,787
320,000	Leviathan Bond Ltd., 6.500%, 6/30/2027(b)	301,197
345,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(b)	314,002
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,631,728
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,231,361
17,791,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	12,041,805
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,585,249
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	487,074
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,758,315
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,457,142
		31,995,660
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(b)	198,998
485,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(b)	496,997
3,305,000	Italy Buoni Poliennali Del Tesoro, Series 10Y, 2.000%, 2/01/2028, (EUR)	3,527,058
6,965,000	Italy Buoni Poliennali Del Tesoro, Series 11Y, 1.350%, 4/01/2030, (EUR)	6,892,308
2,370,000	Italy Buoni Poliennali Del Tesoro, Series 7Y, 2.500%, 11/15/2025, (EUR)	2,599,434
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(b)	853,311
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(b)	1,428,960
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	188,096
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	580,746
		16,765,908
Principal Amount (‡)	Description	Value (†)

	Japan — 0.8%
1,056,116,600 (e)	Japan Government CPI-Linked Bonds, Series 23, 0.100%, 3/10/2028, (JPY)	$7,884,068
693,300,000	Japan Government Ten Year Bonds, Series 371, 0.400%, 6/20/2033, (JPY)	4,825,171
2,375,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	2,197,593
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,643,097
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,893,575
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,110,901
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,268,064
1,780,000	Toyota Motor Corp., 5.123%, 7/13/2033	1,912,324
		23,734,793
	Korea — 0.8%
1,060,000	Kia Corp., 2.750%, 2/14/2027(b)	989,680
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025(b)	1,448,062
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027(b)	2,209,916
4,500,000,000	Korea Treasury Bonds, Series 2509, 1.125%, 9/10/2025, (KRW)	3,371,307
4,450,000,000	Korea Treasury Bonds, Series 2809, 3.500%, 9/10/2028, (KRW)	3,507,205
13,130,550,000	Korea Treasury Bonds, Series 3012, 1.500%, 12/10/2030, (KRW)	9,122,944
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(b)	743,994
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031(b)	2,241,364
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(b)	206,453
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(b)	148,016
		23,988,941
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	972,739
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	1,680,801
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	237,617
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,402,133
100,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	85,974
		4,379,264
	Mexico — 1.7%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	616,637
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	812,743
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	765,976
730,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(b)	728,816
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(b)	1,744,014
1,990,000	Cemex SAB de CV, 5.200%, 9/17/2030(b)	1,917,448
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	843,103
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(b)(f)	768,172
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,589,069
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	382,363

Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	$1,300,474
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(b)	721,055
1,707,184 (g)	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	9,285,508
724,558 (g)	Mexico Bonos, Series M 20, 7.500%, 6/03/2027, (MXN)	4,039,621
1,402,466 (g)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	8,103,348
637,836 (g)	Mexico Bonos, Series M 30, 8.500%, 11/18/2038, (MXN)	3,581,926
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,410,141
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,590,522
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	166,017
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	780,595
350,000	Mexico Government International Bonds, 6.338%, 5/04/2053	356,307
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026(b)	1,701,130
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,176,709
100,000	Sigma Alimentos SA de CV, 2.625%, 2/07/2024, (EUR)(b)	110,128
835,000	Sigma Alimentos SA de CV, 4.125%, 5/02/2026	814,055
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,051,918
1,010,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023(h)	25,250
2,195,000	Unifin Financiera SAB de CV, 9.875%, 1/28/2029(h)	77,703
		48,460,748
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	854,357
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026(b)	1,623,142
		2,477,499
	New Zealand — 0.5%
5,000,000	Fonterra Co.-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)	3,410,858
3,575,000	New Zealand Government Bonds, Series 429, 3.000%, 4/20/2029, (NZD)	2,136,950
10,700,000	New Zealand Government Bonds, Series 524, 0.500%, 5/15/2024, (NZD)	6,643,685
6,310,000	New Zealand Government Bonds, Series 531, 1.500%, 5/15/2031, (NZD)	3,296,280
		15,487,773
	Norway — 0.7%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027(b)	3,338,711
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,408,578
16,500,000	Norway Government Bonds, Series 478, 1.500%, 2/19/2026, (NOK)(b)	1,554,718
Principal Amount (‡)	Description	Value (†)

	Norway — continued
41,750,000	Norway Government Bonds, Series 479, 1.750%, 2/17/2027, (NOK)(b)	$3,915,334
36,610,000	Norway Government Bonds, Series 480, 2.000%, 4/26/2028, (NOK)(b)	3,423,933
46,500,000	Norway Government Bonds, Series 482, 1.375%, 8/19/2030, (NOK)(b)	4,058,047
455,000	Var Energi ASA, 8.000%, 11/15/2032(b)	509,418
		19,208,739
	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(b)	1,384,500
615,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(b)	609,090
		1,993,590
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(b)	2,862,612
1,050,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(b)	1,033,946
		3,896,558
	Poland — 0.3%
26,400,000	Republic of Poland Government Bonds, Series 1030, 1.250%, 10/25/2030, (PLN)	5,306,261
12,970,000	Republic of Poland Government Bonds, Series 725, 3.250%, 7/25/2025, (PLN)	3,207,904
		8,514,165
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(b)	3,186,556
	Qatar — 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031(b)	1,540,084
1,600,000	QatarEnergy, 2.250%, 7/12/2031(b)	1,360,464
		2,900,548
	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, (EUR)(b)	906,241
	Singapore — 0.3%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,449,728
	South Africa — 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(b)	1,190,951
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(b)	1,420,978
116,835,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	5,387,471
39,185,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	1,791,896
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	6,046,762
		15,838,058
	Spain — 0.4%
800,000	Banco Santander SA, 6.938%, 11/07/2033	888,151
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,808,648

Principal Amount (‡)	Description	Value (†)

	Spain — continued
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	$1,164,356
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,575,959
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	726,674
2,525,000	Spain Government Bonds, 1.950%, 7/30/2030, (EUR)(b)	2,665,533
		10,829,321
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,085,227
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,595,760
		8,680,987
	Sweden — 0.2%
1,900,000	Heimstaden Bostad Treasury BV, EMTN, 1.375%, 7/24/2028, (EUR)	1,502,733
1,200,000	Swedbank AB, 6.136%, 9/12/2026(b)	1,223,713
2,560,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	252,444
38,000,000	Sweden Government Bonds, Series 1062, 0.125%, 5/12/2031, (SEK)	3,287,429
		6,266,319
	Switzerland — 0.2%
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027	1,287,939
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(b)	399,502
2,185,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(b)	1,860,891
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(b)	799,882
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	326,118
		4,674,332
	Taiwan — 0.1%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031	1,657,090
	Tanzania — 0.0%
985,000	HTA Group Ltd., 7.000%, 12/18/2025(b)	967,142
	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation UnLtd, 5.250%, 11/04/2027(b)	408,138
	Turkey — 0.3%
1,010,000	Aydem Yenilenebilir Enerji AS, 7.750%, 2/02/2027(b)	917,060
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(b)	1,078,555
1,685,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	1,663,937
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,337,175
Principal Amount (‡)	Description	Value (†)

	Turkey — continued
$3,480,000	Turkiye Government International Bonds, 5.250%, 3/13/2030	$3,189,281
680,000	Turkiye Government International Bonds, 7.625%, 4/26/2029	702,957
		8,888,965
	United Arab Emirates — 0.0%
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(b)	1,218,706
	United Kingdom — 0.4%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(b)	1,274,815
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,184,587
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(b)	1,302,535
235,000	Network Rail Infrastructure Finance PLC, Series 6, EMTN, 4.750%, 1/22/2024, (GBP)	299,421
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	870,274
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(b)	1,191,010
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026(b)	2,144,976
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	273,462
2,065,000	U.K. Gilts, 3.250%, 1/31/2033, (GBP)	2,574,469
		11,115,549
	United States — 11.2%
165,000	AES Corp., 3.950%, 7/15/2030(b)	152,344
315,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(b)(f)	270,053
1,915,000	Albemarle Corp., 5.050%, 6/01/2032	1,869,022
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(f)	858,821
1,285,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(f)	871,818
1,155,609	American Airlines Pass-Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,153,449
821,973	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	766,967
235,875	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	229,128
279,667	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	263,094
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)	2,952,699
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	267,641
2,330,000	Ares Capital Corp., 3.200%, 11/15/2031	1,948,617
290,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(b)	268,424
425,000	Ashland, Inc., 3.375%, 9/01/2031(b)	366,315
800,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	702,405

Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	$1,085,134
2,865,000	Bank of America Corp., Series MPLE, (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	2,015,543
10,000	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028(b)	10,549
11,400,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	6,865,571
930,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	937,991
500,000	Block, Inc., 3.500%, 6/01/2031	443,976
4,840,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	4,676,447
1,550,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	1,352,906
2,585,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(b)	2,444,494
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.232%, 12/15/2038(b)(i)	784,828
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(b)	2,667,797
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033(b)	2,343,851
690,000	Broadcom, Inc., 3.187%, 11/15/2036(b)	559,144
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(b)	4,474,974
4,670,000	Broadcom, Inc., 3.469%, 4/15/2034(b)	4,062,923
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(b)	2,342,545
695,000	Carnival Corp., 5.750%, 3/01/2027(b)	677,926
150,000	Carnival Corp., 7.000%, 8/15/2029(b)	156,618
10,570,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	9,234,480
6,265,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	5,091,108
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032(b)	1,389,087
370,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	387,861
270,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	285,413
195,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	211,497
2,510,000	Centene Corp., 2.500%, 3/01/2031	2,091,235
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,281,744
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	676,296
895,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	825,980
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,417,104
265,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	281,091
2,570,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	1,069,763
9,465,000	CommScope, Inc., 4.750%, 9/01/2029(b)	6,354,853
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032(b)	2,160,320
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(b)	4,640,831
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	9,885,720
2,400,000	CSC Holdings LLC, 4.125%, 12/01/2030(b)	1,825,800
Principal Amount (‡)	Description	Value (†)

	United States — continued
$2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(b)	$1,810,801
20,310,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	12,229,065
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(b)	1,119,250
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(b)	525,583
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	308,138
1,115,000	CSC Holdings LLC, 6.500%, 2/01/2029(b)	984,099
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	874,596
50,000	Dillard's, Inc., 7.000%, 12/01/2028	52,032
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,348
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	333,550
3,550,000	DISH DBS Corp., 5.125%, 6/01/2029	1,829,634
4,115,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	3,525,526
795,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	634,092
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,365,160
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030(b)	81,649
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	501,688
280,000	EPR Properties, 3.600%, 11/15/2031	232,223
1,555,000	EQT Corp., 3.625%, 5/15/2031(b)	1,388,724
805,000	EQT Corp., 5.000%, 1/15/2029	797,451
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029(b)	104,389
2,570,000	Expedia Group, Inc., 2.950%, 3/15/2031	2,261,853
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,601,691
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,826,508
390,000	Gartner, Inc., 3.625%, 6/15/2029(b)	352,008
85,000	Gartner, Inc., 3.750%, 10/01/2030(b)	75,138
2,100,000	General Motors Co., 5.200%, 4/01/2045	1,889,914
205,000	General Motors Co., 6.250%, 10/02/2043	209,125
570,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	485,279
760,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	808,718
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	388,356
105,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	106,787
1,400,000	GTCR W-2 Merger Sub LLC, 7.500%, 1/15/2031(b)	1,479,411
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	883,200
475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(b)	420,471
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(b)	433,597
360,000	Hologic, Inc., 3.250%, 2/15/2029(b)	326,383
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030(b)	1,484,052
7,770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	6,488,416
195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	193,812
3,555,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,193,186
390,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	382,873
690,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(b)	530,820

Principal Amount (‡)	Description	Value (†)

	United States — continued
$2,540,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(b)	$2,018,220
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,116,191
1,310,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	1,240,679
795,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031	685,010
730,000	JELD-WEN, Inc., 4.875%, 12/15/2027(b)	689,850
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,110,737
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	1,454,654
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(b)	537,553
210,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	219,042
1,300,000	Lithia Motors, Inc., 3.875%, 6/01/2029(b)	1,178,736
120,000	Lithia Motors, Inc., 4.375%, 1/15/2031(b)	109,083
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	876,804
155,000	Matador Resources Co., 6.875%, 4/15/2028(b)	157,219
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	641,846
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,485,773
655,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	572,315
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(b)	411,414
1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	1,121,511
345,000	MSCI, Inc., 3.250%, 8/15/2033(b)	288,346
420,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(b)	410,742
520,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(b)	470,149
1,095,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(b)	1,052,928
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	4,494,925
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027(b)	607,638
715,000	NCL Corp. Ltd., 8.125%, 1/15/2029(b)	746,876
1,960,000	NCL Finance Ltd., 6.125%, 3/15/2028(b)	1,876,175
2,020,000	Netflix, Inc., 4.875%, 6/15/2030(b)	2,045,353
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(b)	22,243
795,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	904,360
70,000	OneMain Finance Corp., 3.500%, 1/15/2027	64,781
85,000	OneMain Finance Corp., 3.875%, 9/15/2028	75,204
215,000	OneMain Finance Corp., 4.000%, 9/15/2030	183,987
290,000	OneMain Finance Corp., 5.375%, 11/15/2029	271,556
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	870,561
1,705,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,737,035
115,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(b)	120,766
400,000	Ovintiv, Inc., 6.250%, 7/15/2033	413,508
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,063,068
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	46,414
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	238,122
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	32,554
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	126,683
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	146,247
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,069,456
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	284,515
Principal Amount (‡)	Description	Value (†)

	United States — continued
$480,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	$441,922
690,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	634,933
745,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	667,629
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,150,927
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,485,571
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	416,029
1,625,000	Rand Parent LLC, 8.500%, 2/15/2030(b)	1,554,231
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	524,129
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,136,639
7,695,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(b)	7,098,637
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,149,157
2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(b)	2,298,919
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	6,166,147
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	3,831,373
2,945,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	2,844,499
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	3,238,209
1,425,000	SBA Communications Corp., 3.125%, 2/01/2029	1,280,358
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	404,252
105,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	92,477
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	153,009
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	291,442
255,000	Tapestry, Inc., 3.050%, 3/15/2032	207,440
875,000	Targa Resources Corp., 6.125%, 3/15/2033	921,233
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	241,479
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	160,283
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	193,295
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	84,262
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	70,626
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	73,532
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,659,986
400,000	TopBuild Corp., 4.125%, 2/15/2032(b)	355,833
405,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	414,348
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	3,649,509
530,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	473,979
240,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	214,703
204,749	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	199,047
12,440,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	8,623,447
5,210,000	U.S. Treasury Bonds, 3.625%, 5/15/2053	4,816,808

Principal Amount (‡)	Description	Value (†)

	United States — continued
$4,980,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	$5,033,691
5,024,778	U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/2033(j)	4,871,109
12,975,000	U.S. Treasury Notes, 2.250%, 3/31/2024(k)	12,878,194
2,370,000	U.S. Treasury Notes, 3.750%, 6/30/2030	2,348,707
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029(b)	12,511,271
8,655,000	Uber Technologies, Inc., 6.250%, 1/15/2028(b)	8,676,704
1,555,000	Uber Technologies, Inc., 7.500%, 9/15/2027(b)	1,610,405
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026(b)	142,597
247,917	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	241,332
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	758,466
1,130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	995,537
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(b)	174,053
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,087,353
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(b)	861,312
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(b)	294,975
1,945,000	VMware LLC, 2.200%, 8/15/2031	1,611,651
1,270,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,162,309
130,000	Western Digital Corp., 2.850%, 2/01/2029	111,914
90,000	Western Digital Corp., 3.100%, 2/01/2032	71,604
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	336,651
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	425,866
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	409,006
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	135,796
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	102,558
640,000	Western Midstream Operating LP, 6.150%, 4/01/2033	664,876
1,250,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,168,874
		326,679,732
	Uruguay — 0.1%
1,415,000	Uruguay Government International Bonds, 4.375%, 1/23/2031	1,403,383
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	2,065,214
		3,468,597
	Total Non-Convertible Bonds (Identified Cost $870,945,629)	800,727,337

Convertible Bonds — 2.2%
	United States — 2.2%
12,590,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	12,928,671
23,580,000	DISH Network Corp., 3.375%, 8/15/2026	12,497,400
Principal Amount (‡)	Description	Value (†)

	United States — continued
$6,285,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(d)	$3,896,700
235,000	Etsy, Inc., 0.125%, 9/01/2027	199,891
730,000	Etsy, Inc., 0.250%, 6/15/2028	584,438
4,390,000	Livongo Health, Inc., 0.875%, 6/01/2025	4,104,299
1,615,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,484,799
345,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	406,755
230,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	297,850
7,755,000	Southwest Airlines Co., 1.250%, 5/01/2025	7,836,427
1,025,000	Splunk, Inc., 1.125%, 6/15/2027	992,713
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(d)	576,400
14,290,000	Teladoc Health, Inc., 1.250%, 6/01/2027	11,744,951
6,678,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(d)	6,790,583
410,000	Unity Software, Inc., Zero Coupon, 7.197%-7.334%, 11/15/2026(d)	340,710
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	163,560
	Total Convertible Bonds (Identified Cost $83,694,118)	64,846,147

Municipals — 0.0%
	United States — 0.0%
120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $119,990)	103,091
	Total Bonds and Notes (Identified Cost $954,759,737)	865,676,575

Senior Loans — 0.3%
	Canada — 0.0%
585,000	1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.606%, 9/20/2030(i)(l)	584,789
	United States — 0.3%
2,412,382	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.720%, 10/18/2028(i)(l)	2,413,395
1,357,176	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.357%, 8/08/2027(i)(l)	1,358,302
341,000	GTCR W Merger Sub LLC, USD Term Loan B, 9/20/2030(m)	342,279
269,325	HUB International Ltd., 2023 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.662%, 6/20/2030(i)(l)	270,340
1,081,191	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.348%, 9/27/2030(i)(l)	1,067,222
845,000	Summit Materials LLC, 2023 Incremental Term Loan B, 11/30/2028(m)	847,645
95,000	TransDigm, Inc., 2023 Term Loan J, 2/14/2031(m)	95,356
447,293	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.135%, 3/03/2030(i)(l)	448,367
		6,842,906
	Total Senior Loans (Identified Cost $7,381,766)	7,427,695

Shares	Description	Value (†)
Preferred Stocks — 0.0%
	United States — 0.0%
24,376	El Paso Energy Capital Trust I, 4.750%, 3/31/2028 (Identified Cost $1,125,845)	$1,148,110

Principal Amount (‡)
Short-Term Investments — 0.8%
$24,578,483	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $24,585,310 on 1/02/2024 collateralized by $27,864,900 U.S. Treasury Note, 0.625% due 3/31/2027 valued at $25,070,077 including accrued interest(n) (Identified Cost$24,578,483)	24,578,483
	Total Investments — 99.3% (Identified Cost $2,544,385,840)	2,885,279,133
	Other assets less liabilities — 0.7%	19,868,586
	Net Assets — 100.0%	$2,905,147,719

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$328,078,343 or 10.8% of net assets.

(c)	Amount shown represents units. One unit represents a principal amount of 1,000.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(e)	Amount shown represents principal amount including inflation adjustments.
(f)	Perpetual bond with no specified maturity date.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or spread in their description.

(j)	Treasury Inflation Protected Security (TIPS).
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.50%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.
Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2023, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/20/2024	GBP	B	11,193,000	$14,084,152	$14,272,557	$188,405
Bank of America N.A.	3/19/2024	JPY	B	7,022,630,000	49,092,136	50,385,257	1,293,121
Bank of America N.A.	3/20/2024	KRW	S	19,047,379,000	14,577,819	14,855,773	(277,954)
Bank of America N.A.	3/20/2024	MXN	S	256,059,000	14,544,262	14,892,216	(347,954)
HSBC Bank USA N.A.	3/20/2024	AUD	S	13,800,000	9,086,610	9,425,758	(339,148)
HSBC Bank USA N.A.	3/20/2024	CAD	S	26,705,000	19,703,688	20,175,202	(471,514)
Morgan Stanley Capital Services LLC	3/20/2024	EUR	B	82,154,000	90,037,498	90,972,766	935,268
Morgan Stanley Capital Services LLC	3/20/2024	NZD	S	6,003,000	3,724,777	3,795,552	(70,775)
UBS AG	3/20/2024	COP	S	30,469,789,000	7,500,256	7,742,738	(242,482)
UBS AG	3/20/2024	IDR	S	100,000,000,000	6,377,958	6,489,110	(111,152)
Total							$555,815

At December 31, 2023, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	3/20/2024	NOK	30,959,000	EUR	2,639,336	$2,922,654	$(129,708)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/19/2024	429	$47,023,275	$48,430,078	$1,406,803
CBOT 2 Year U.S. Treasury Notes Futures	3/28/2024	129	26,329,868	26,562,914	233,046
CBOT 5 Year U.S. Treasury Notes Futures	3/28/2024	754	80,858,330	82,015,172	1,156,842
CBOT U.S. Long Bond Futures	3/19/2024	624	73,240,469	77,961,000	4,720,531
Total					$7,517,222

At December 31, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Ultra Long Term U.S. Treasury Bond Futures	3/19/2024	22	$2,816,190	$2,939,062	$(122,872)
Ultra 10-Year U.S. Treasury Notes Futures	3/19/2024	785	90,279,075	92,642,266	(2,363,191)
Total					$(2,486,063)

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$72,272,224	$—	$72,272,224
Japan	—	55,284,607	—	55,284,607
Netherlands	—	59,616,484	—	59,616,484
Sweden	—	81,466,190	—	81,466,190
Taiwan	—	49,117,481	—	49,117,481
United Kingdom	—	62,975,947	—	62,975,947
United States	1,575,937,724	29,777,613	—	1,605,715,337
Total Common Stocks	1,575,937,724	410,510,546	—	1,986,448,270
Bonds and Notes(a)	—	865,676,575	—	865,676,575
Senior Loans(a)	—	7,427,695	—	7,427,695
Preferred Stocks(a)	1,148,110	—	—	1,148,110
Short-Term Investments	—	24,578,483	—	24,578,483
Total Investments	1,577,085,834	1,308,193,299	—	2,885,279,133
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,416,794	—	2,416,794
Futures Contracts (unrealized appreciation)	7,517,222	—	—	7,517,222
Total	$1,584,603,056	$1,310,610,093	$—	$2,895,213,149

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,990,687)	$—	$(1,990,687)
Futures Contracts (unrealized depreciation)	(2,486,063)	—	—	(2,486,063)
Total	$(2,486,063)	$(1,990,687)	$—	$(4,476,750)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2023, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of December 31, 2023:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$2,416,794	$—	$2,416,794
Exchange-traded asset derivatives
Interest rate contracts	—	7,517,222	7,517,222
Total asset derivatives	$2,416,794	$7,517,222	$9,934,016

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,990,687)	$—	$(1,990,687)
Exchange-traded liability derivatives
Interest rate contracts	—	(2,486,063)	(2,486,063)
Total liability derivatives	$(1,990,687)	$(2,486,063)	$(4,476,750)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:
Counterparty:	Derivatives	Collateral Pledged
HSBC Bank USA N.A.	$(810,662)	$880,000
UBS AG	(353,634)	410,000
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.

Industry Summary at December 31, 2023 (Unaudited)
Capital Markets	8.0%
Treasuries	7.4
Semiconductors & Semiconductor Equipment	6.5
Machinery	5.9
Software	5.6
Life Sciences Tools & Services	5.4
Specialty Retail	4.4
IT Services	4.1
Textiles, Apparel & Luxury Goods	3.5
Broadline Retail	3.4
Chemicals	3.2
Interactive Media & Services	3.0
Financial Services	2.8
Cable Satellite	2.6
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	2.3
Consumer Staples Distribution & Retail	2.1
Pharmaceuticals	2.1
Banking	2.0
Other Investments, less than 2% each	21.7
Short-Term Investments	0.8
Total Investments	99.3
Other assets less liabilities (including forward foreign currency and futures contracts)	0.7
Net Assets	100.0%

Currency Exposure Summary at December 31, 2023 (Unaudited)
United States Dollar	76.4%
Euro	7.3
Swedish Krona	2.9
British Pound	2.5
Japanese Yen	2.4
Other, less than 2% each	7.8
Total Investments	99.3
Other assets less liabilities (including forward foreign currency and futures contracts)	0.7
Net Assets	100.0%